Current financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Current financial investments
Schedule of current financial investments

	December 31,
	2023	2022

	(Euro, in thousands)
Money market funds	€1,316,805	€1,292,514
Treasury bills	742,025	749,835
Term deposits	1,458,868	1,543,596
Total current financial investments	€3,517,698	€3,585,945